                        GREAT HALL INVESTMENT FUNDS, INC.

                             Prime Money Market Fund
                        U.S. Government Money Market Fund
                           Tax-Free Money Market Fund

                        SUPPLEMENT DATED JANUARY 7, 2004
                    TO THE PROSPECTUS DATED DECEMBER 1, 2003


Voyageur Asset Management Inc. ("Voyageur"), the investment advisor of each of the Funds listed above (each a "Great Hall Fund," and collectively, the "Great Hall Funds") has proposed, and the Board of Directors (the "Board") of Great Hall Investment Funds, Inc. recently approved, certain matters which could affect the Great Hall Funds in which you invest or are considering making an investment. These matters are described below. Shareholders and prospective shareholders should keep a copy of this supplement for future reference.

Upcoming Proxy Solicitation for the Great Hall Funds

Voyageur has undertaken an initiative to integrate its financial services operations by simplifying the existing lineup of funds for which it serves as investment advisor and standardizing current investment operations. This integration initiative involves reducing the number of funds (by combining similar funds), closing under-performing funds, and simplifying administration by integrating the remaining funds under a single legal entity and single board of trustees. A final step is to rename all the funds with a common name, the Tamarack Funds. This renaming will allow the funds' distributor to provide improved marketing and sales support to the funds by focusing resources on supporting a single name in the marketplace.

As a part of this integration initiative, the Board recently approved several matters applicable to the Great Hall Funds and called a special meeting ("Meeting") of the shareholders of the Great Hall Funds to consider these matters. The Meeting is scheduled to occur on March 15, 2004 and only shareholders of record on January 15, 2004 will be entitled to vote (whether via proxy or in person) at the Meeting. Shareholders entitled to vote at the Meeting will be mailed proxy materials beginning on or about January 22, 2004.

The specific matters on which shareholders will be asked to vote, which may also be referred to as proposals, are as follows:

1. To approve the election of nine individuals to serve on the Board of Directors of Great Hall Investment Funds, Inc.

2. To approve a proposed Agreement and Plan of Reorganization ("Plan") pursuant to which each Great Hall Fund would be reorganized as a corresponding separate portfolio of the Tamarack Funds Trust, a newly created Delaware statutory trust.

3. To approve the modification or reclassification as non-fundamental of each Great Hall Fund's fundamental investment policies/restrictions as part of an effort to modernize such investment policies/restrictions and increase the Great Hall Funds' investment flexibility.



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4.       To ratify the selection of Deloitte & Touche LLP as independent auditors of the Great Hall Funds for the current fiscal year.

The Tamarack Funds Trust will be organized as a Delaware statutory trust and is expected to consist of seventeen separate portfolios, which will be named the Tamarack Funds. Pursuant to the terms of the Plan, each Fund would be reorganized into a corresponding Tamarack Fund:

EXISTING GREAT HALL FUND              NEW TAMARACK FUND

Prime Money Market Fund               Tamarack Prime Money Market Fund

U.S. Government Money Market Fund     Tamarack U.S. Government Money Market Fund

Tax-Free Money Market Fund            Tamarack Tax-Free Money Market Fund

If the Plan is approved by the shareholders, and certain other conditions are satisfied, the reorganization transaction ("Reorganization") is scheduled to occur on or about March 31, 2004. The value of a shareholder's account would not change as a result of the Reorganization. Immediately after the Reorganization, a shareholder of a Great Hall Fund will own shares of the corresponding class of the corresponding Tamarack Fund that are equal in number and value to the shares of the Great Hall Fund that were held by that shareholder immediately prior to the Reorganization. The closing of the Reorganization would be conditioned upon, among other things, receiving an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Voyageur has agreed to bear all ordinary costs and expenses of the Reorganization, and there are not expected to be any extraordinary costs or expenses.

                        GREAT HALL INVESTMENT FUNDS, INC.

                      Institutional Prime Money Market Fund
                    Institutional Tax-Free Money Market Fund

                        SUPPLEMENT DATED JANUARY 7, 2004
                    TO THE PROSPECTUS DATED DECEMBER 1, 2003


Voyageur Asset Management Inc. ("Voyageur"), the investment advisor of Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund (each a "Great Hall Fund," and collectively, the "Great Hall Funds") has proposed, and the Board of Directors (the "Board") of Great Hall Investment Funds, Inc. recently approved, certain matters which could affect the Great Hall Funds in which you invest or are considering making an investment. These matters are described below. Shareholders and prospective shareholders should keep a copy of this supplement for future reference.

Upcoming Proxy Solicitation for the Great Hall Funds

Voyageur has undertaken an initiative to integrate its financial services operations by simplifying the existing lineup of funds for which it serves as investment advisor and standardizing current investment operations. This integration initiative involves reducing the number of funds (by combining similar funds), closing under-performing funds, and simplifying administration by integrating the remaining funds under a single legal entity and single board of trustees. A final step is to rename all the funds with a common name, the Tamarack Funds. This renaming will allow the funds' distributor to provide improved marketing and sales support to the funds by focusing resources on supporting a single name in the marketplace.

As a part of this integration initiative, the Board recently approved several matters applicable to the Great Hall Funds and called a special meeting ("Meeting") of the shareholders of the Great Hall Funds to consider these matters. The Meeting is scheduled to occur on March 15, 2004 and only shareholders of record on January 15, 2004 will be entitled to vote (whether via proxy or in person) at the Meeting. Shareholders entitled to vote at the Meeting will be mailed proxy materials beginning on or about January 22, 2004.

The specific matters on which shareholders will be asked to vote, which may also be referred to as proposals, are as follows:

1. To approve the election of nine individuals to serve on the Board of Directors of Great Hall Investment Funds, Inc.

2. To approve a proposed Agreement and Plan of Reorganization ("Plan") pursuant to which each Great Hall Fund would be reorganized as a corresponding separate portfolio of the Tamarack Funds Trust, a newly created Delaware statutory trust.

3. To approve the modification or reclassification as non-fundamental of each Great Hall Fund's fundamental investment policies/restrictions as part of an effort to modernize such investment policies/restrictions and increase the Great Hall Funds' investment flexibility.

4. To ratify the selection of Deloitte & Touche LLP as independent auditors of the Great Hall Funds for the current fiscal year.

The Tamarack Funds Trust will be organized as a Delaware statutory trust and is expected to consist of seventeen separate portfolios, which will be named the Tamarack Funds. Pursuant to the terms of the Plan, each Fund would be reorganized into a corresponding Tamarack Fund:

EXISTING GREAT HALL FUND                 NEW TAMARACK FUND

Institutional Prime Money                Tamarack Institutional Prime Money
Market Fund                              Market Fund

Institutional Tax-Free Money             Tamarack Institutional Tax-Free Money
Market Fund                              Market Fund

If the Plan is approved by the shareholders, and certain other conditions are satisfied, the reorganization transaction ("Reorganization") is scheduled to occur on or about March 31, 2004. The value of a shareholder's account would not change as a result of the Reorganization. Immediately after the Reorganization, a shareholder of a Great Hall Fund will own shares of the corresponding Tamarack Fund that are equal in number and value to the shares of the Great Hall Fund that were held by that shareholder immediately prior to the Reorganization. The closing of the Reorganization would be conditioned upon, among other things, receiving an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Voyageur has agreed to bear all ordinary costs and expenses of the Reorganization, and there are not expected to be any extraordinary costs or expenses.